Available-for-Sale Investments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 HKD	Mar. 31, 2013 HKD
Amortized Cost And Fair Value Debt Securities [Abstract]
Total investments	$ 0	$ 2,235
Unrealized loss on investments	0	(1,839)
Recognized gain (loss) on securities	1,052
Unlisted investments maturity term	1 year
Gross unrealized gain on securities	50,500	61,054	38,680
Gross unrealized loss on securities	0	1,839	1,952
Proceeds from disposal of available-for-sale investments	18,218	2,000,000	9,000,000
Banking facilities utilized amount	$ 1,032,334	$ 4,827,607		8,008,123	10,599